Trade and other payables - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Guarantees of loans made to equity accounted investments	$ 31	$ 50
Guarantees of loans made to equity accounted investments gross	0	0
Top of range [member]
Statement [Line Items]
Guarantees of loans made to equity accounted investments	$ 21	$ 21